Financial Risk Management - Summary of Credit Quality of Loans Graded According to Internal Credit Ratings (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Grade 1 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	1.00%	1.00%
Grade 1 | Top of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	0.00%	0.00%
Grade 2 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	5.00%	5.00%
Grade 2 | Top of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	1.00%	1.00%
Grade 3 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	15.00%	15.00%
Grade 3 | Top of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	5.00%	5.00%
Grade 4 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	30.00%	30.00%
Grade 4 | Top of range [member]
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	15.00%	15.00%
Grade 5
Credit Quality Of Loans [Line Items]
Range of probability of default (%)	30.00%	30.00%
Retail | Grade 1 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	5	5
Retail | Grade 1 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	1	1
Retail | Grade 2 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	8	8
Retail | Grade 2 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	6	6
Retail | Grade 3 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	10	10
Retail | Grade 3 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	9	9
Retail | Grade 4
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	11	11
Retail | Grade 5
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	12	12
Corporate | Grade 1 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	BBB	BBB
Corporate | Grade 1 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	AAA	AAA
Corporate | Grade 2 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	BB	BB
Corporate | Grade 2 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	BBB	BBB
Corporate | Grade 3 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	B	B
Corporate | Grade 3 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	BB	BB
Corporate | Grade 4 | Bottom of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	CCC	CCC
Corporate | Grade 4 | Top of range [member]
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	B	B
Corporate | Grade 5
Credit Quality Of Loans [Line Items]
Credit Quality Of Loans	CC	CC